MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

Master Limited Partnerships and Related Companies - 98.7%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 40.4%(1)
Canada - 0.5%(1)
Enbridge, Inc.	94,000	$3,695,140
United States - 39.9%(1)
BP Midstream Partners, L.P.	550,000	7,227,000
Genesis Energy, L.P.	1,900,000	14,991,000
Magellan Midstream Partners, L.P.	1,300,000	63,973,000
MPLX, L.P.	3,300,000	92,796,000
Phillips 66 Partners, L.P.	720,000	25,740,000
Plains All American Pipeline, L.P.	3,850,000	35,920,500
Plains GP Holdings, L.P.	4,000,000	39,040,000
Shell Midstream Partners, L.P.	1,680,000	20,445,600
		300,133,100
Total Crude/Refined Products Pipelines and Storage		303,828,240

Natural Gas/Natural Gas Liquid Pipelines and Storage - 24.2%(1)
Canada - 0.5%(1)
TC Energy Corporation	75,000	3,561,000
United States - 23.7%(1)
Energy Transfer, L.P.	9,400,000	87,420,000
Enterprise Products Partners, L.P.	2,900,000	64,554,000
Kinder Morgan, Inc.	457,000	7,435,390
Williams Companies, Inc.	787,000	19,431,030
		178,840,420
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		182,401,420

Natural Gas Gathering/Processing - 34.1%(1)
United States - 34.1%(1)
Antero Midstream Corporation	795,000	7,639,950
Crestwood Equity Partners, L.P.	1,000,000	26,350,000
DCP Midstream, L.P.	1,100,000	28,666,000
Enlink Midstream, LLC	8,000,000	43,120,000
Targa Resources Corporation	1,550,000	68,076,000
Western Midstream Partners, L.P.	4,175,000	82,414,500
Total Natural Gas Gathering/Processing		256,266,450

Total Master Limited Partnerships and Related Companies (Cost $506,388,563)		742,496,110

Total Investments - 98.7% (Cost $506,388,563)(1)		742,496,110
Other Assets in Excess of Liabilities - 1.3%(1)		9,836,634
Net Assets - 100.0%(1)		$752,332,744

(1)	Calculated as a percentage of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2021	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$742,496,110	$742,496,110	$-	$-
Total	$742,496,110	$742,496,110	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2021.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.